[GALAXY VIP FUND LOGO]

[PHOTO]

GALAXY VARIABLE ANNUITY REPORT

ANNUAL
REPORT

FOR THE YEAR ENDED
DECEMBER 31, 1995

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE GALAXY VIP FUND FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON MARCH 7, 1996; FORM TYPE N-30D; FILE # 811-06726. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE ADVISORS SELECT ANNUITY, THE ADVISORS CHOICE ANNUITY NOR THE ADVISORS DESIGN ANNUITY.]

[EDGAR REFERENCE - IN THE PRINTED VERSION OF THIS REPORT THE AUDITED
DECEMBER 31, 1995 FINANCIAL STATEMENTS OF THE AMERICAN SKANDIA TRUST FUND FOLLOW AT THIS POINT. THE FINANCIAL STATEMENTS WERE FILED WITH THE COMMISSION VIA THE EDGAR FORMAT ON MARCH 7, 1996; FORM TYPE N-30D; FILE # 811-05186. THE FINANCIAL STATEMENTS INCLUDE INFORMATION ON PORTFOLIOS WHICH ARE NOT AVAILABLE TO OWNERS OF THE LIFEVEST PERSONAL SECURITY ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN ANNUITIES, AMERICAN SKANDIA ADVISORS PLAN II ANNUITIES NOR THE ALLIANCE CAPITAL NAVIGATOR ANNUITIES.]

                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                         VARIABLE ACCOUNT B -- CLASS 3
                              FINANCIAL STATEMENTS
                    FOR THE PERIODS ENDED DECEMBER 31, 1995

INDEPENDENT AUDITORS' REPORT

To the Contractowners of
     American Skandia Life Assurance Corporation
     Variable Account B -- Class 3 (Galaxy Annuity) and the
     Board of Directors of
     American Skandia Life Assurance Corporation
     Shelton, Connecticut

We have audited the accompanying statement of assets and liabilities of the eight sub-accounts of American Skandia Life Assurance Corporation Variable Account B -- Class 3, referred to in Note 1, as of December 31, 1995, and the related statements of operations and of changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 with the managers of the mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the eight sub-accounts of American Skandia Life Assurance Corporation Variable Account B -- Class 3, referred to in Note 1, as of December 31, 1995, the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
February 20, 1996

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
Investment in mutual funds at market value (Note 2):
          American Skandia Trust (AST):
                     T. Rowe Price International Equity Portfolio - 266,356 shares
                     (cost $2,761,591).................................................  $ 2,836,691
                     Founders Capital Appreciation Portfolio - 173,813 shares (cost
                     $2,408,771).......................................................    2,476,832
                     INVESCO Equity Income Portfolio - 145,731 shares (cost
                     $1,702,123).......................................................    1,821,640
                     Scudder International Bond Portfolio - 24,563 shares (cost
                     $254,114).........................................................      260,369
          Galaxy VIP Funds (GAL):
                     Money Market Portfolio - 2,987,957 shares (cost $2,987,957).......    2,987,957
                     Equity Portfolio - 179,864 shares (cost $2,238,155)...............    2,336,429
                     High Quality Bond Portfolio - 103,568 shares (cost $1,049,583)....    1,074,000
                     Asset Allocation Portfolio - 187,504 shares (cost $2,216,067).....    2,321,300
                                                                                          ----------
                                 Total Invested Assets.................................   16,115,218
Receivable from American Skandia Life Assurance Corp. .................................       45,231
Receivable from The Galaxy VIP Funds...................................................       12,137
                                                                                          ----------
                                 Total Assets..........................................  $16,172,586
                                                                                          ----------
LIABILITIES:
Payable to American Skandia Trust......................................................  $    57,906
                                                                                          ----------
                                 Total Liabilities.....................................  $    57,906
                                                                                          ----------

NET ASSETS:

                   Contractowners' Equity                         Units      Unit Value
-------------------------------------------------------------    -------     ----------
          AST - T. Rowe Price International Equity...........    265,448       $10.69       $ 2,836,615
          AST - Founders Capital Appreciation................    203,315        12.18         2,476,765
          AST - INVESCO Equity Income........................    155,507        11.71         1,821,640
          AST - Scudder International Bond...................     24,422        10.66           260,273
          GAL - Money Market.................................    290,495        10.29         2,987,874
          GAL - Equity.......................................    205,306        11.38         2,336,365
          GAL - High Quality Bond............................     94,895        11.32         1,073,912
          GAL - Asset Allocation.............................    199,741        11.62         2,321,236
                                                                                            -----------
                                 Total Net Assets............                               $16,114,680
                                                                                            ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3

STATEMENT OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------

                                                                                    CLASS 3 SUB-ACCOUNTS INVESTING IN:
                                                                          -------------------------------------------------------
                                                                                             AST - T. ROWE         AST - FOUNDERS
                                                                                          PRICE INTERNATIONAL         CAPITAL
                                                                                                EQUITY              APPRECIATION
                                                                                             (MAY 30* THRU         (MAY 16* THRU
                                                                            TOTAL           DEC. 31, 1995)         DEC. 31, 1995)
                                                                          ----------      -------------------      --------------
INVESTMENT INCOME:
    Income
        Dividends....................................................     $   93,979           $       0              $      0
    Expenses
        Mortality and Expense Risks Charges and Administrative Fees
          (Note 4)...................................................        (41,577)             (6,138)               (5,707)
                                                                          ----------            --------               -------
NET INVESTMENT INCOME (LOSS).........................................         52,402              (6,138)               (5,707)
                                                                          ----------            --------               -------
REALIZED GAIN ON INVESTMENTS:
    Proceeds from Sales..............................................      1,525,771             128,287                22,305
    Cost of Securities Sold..........................................      1,507,707             122,064                19,335
                                                                          ----------            --------               -------
        Net Gain.....................................................         18,064               6,223                 2,970
    Capital Gain Distributions Received..............................              0                   0                     0
                                                                          ----------            --------               -------
NET REALIZED GAIN....................................................         18,064               6,223                 2,970
UNREALIZED GAIN ON INVESTMENTS:
    Beginning of Period..............................................              0                   0                     0
    End of Period....................................................        496,857              75,100                68,061
                                                                          ----------            --------               -------
NET UNREALIZED GAIN..................................................        496,857              75,100                68,061
                                                                          ----------            --------               -------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS........................................     $  567,323           $  75,185              $ 65,324
                                                                           =========      ================         ==============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

*Date Operations Commenced

--------------------------------------------------------------------------------

                                          CLASS 3 SUB-ACCOUNTS INVESTING IN:
    --------------------------------------------------------------------------------------------------------------
                         AST - SCUDDER
                         INTERNATIONAL       GAL - MONEY            GAL            GAL - HIGH         GAL - ASSET
     AST - INVESCO           BOND              MARKET             EQUITY          QUALITY BOND        ALLOCATION
     EQUITY INCOME       (MAY 16* THRU      (MAY 24* THRU      (MAY 16* THRU      (MAY 31* THRU      (MAY 19* THRU
     (MAY 22* THRU         DEC. 31,           DEC. 31,           DEC. 31,           DEC. 31,           DEC. 31,
    DEC. 31, 1995)           1995)              1995)              1995)              1995)              1995)
    ---------------      -------------      -------------      -------------      -------------      -------------
       $       0            $     0          $    45,038         $  14,270           $13,433           $  21,238
          (5,128)              (611)              (8,590)           (6,581)           (2,390)             (6,432)
    ---------------      -------------      -------------      -------------      -------------      -------------
          (5,128)              (611)              36,448             7,689            11,043              14,806
    ---------------      -------------      -------------      -------------      -------------      -------------
          48,340             12,937            1,232,595            59,393             2,598              19,316
          43,792             12,860            1,232,595            56,422             2,539              18,100
    ---------------      -------------      -------------      -------------      -------------      -------------
           4,548                 77                    0             2,971                59               1,216
               0                  0                    0                 0                 0                   0
    ---------------      -------------      -------------      -------------      -------------      -------------
           4,548                 77                    0             2,971                59               1,216
               0                  0                    0                 0                 0                   0
         119,517              6,255                    0            98,274            24,417             105,233
    ---------------      -------------      -------------      -------------      -------------      -------------
         119,517              6,255                    0            98,274            24,417             105,233
    ---------------      -------------      -------------      -------------      -------------      -------------
       $ 118,937            $ 5,721          $    36,448         $ 108,934           $35,519           $ 121,255
    ===============      ==============     ==============     ==============     ==============     ==============

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    CLASS 3 SUB-ACCOUNTS INVESTING IN:
                                                                           ----------------------------------------------------
                                                                                              AST - T. ROWE      AST - FOUNDERS
                                                                                               PRICE INTL.          CAPITAL
                                                                               TOTAL             EQUITY           APPRECIATION
                                                                           -------------      -------------      --------------
                                                                           PERIOD ENDED       MAY 30* THRU        MAY 16* THRU
                                                                           DEC. 31, 1995      DEC. 31, 1995      DEC. 31, 1995
                                                                           -------------      -------------      --------------
INCREASE IN NET ASSETS:
OPERATIONS:
    Net Investment Income (Loss)......................................      $    52,402        $    (6,138)        $   (5,707)
    Net Realized Gain.................................................           18,064              6,223              2,970
    Net Unrealized Gain On Investments................................          496,857             75,100             68,061
                                                                           -------------      -------------      --------------
    Net Increase In Net Assets
      Resulting from Operations.......................................          567,323             75,185             65,324
                                                                           -------------      -------------      --------------
CAPITAL SHARE TRANSACTIONS:
    Transfers of Annuity Fund Deposits................................       12,141,943            798,237            741,715
    Net Transfers Between Sub-accounts................................        3,506,290          1,964,129          1,652,865
    Surrenders........................................................         (100,876)              (936)            16,861
                                                                           -------------      -------------      --------------
    Net Increase In Net Assets
        Resulting From Capital Share Transactions.....................       15,547,357          2,761,430          2,411,441
                                                                           -------------      -------------      --------------
TOTAL INCREASE IN NET ASSETS..........................................       16,114,680          2,836,615          2,476,765
NET ASSETS:
    Beginning of Period...............................................                0                  0                  0
                                                                           -------------      -------------      --------------
    End of Period.....................................................      $16,114,680        $ 2,836,615         $2,476,765
                                                                           ============       =============      ==============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

*Date Operations Commenced

--------------------------------------------------------------------------------

                                        CLASS 3 SUB-ACCOUNTS INVESTING IN:
    ----------------------------------------------------------------------------------------------------------
                         AST - SCUDDER      GAL - MONEY           GAL            GAL - HIGH       GAL - ASSET
     AST - INVESCO       INTERNATIONAL         MARKET            EQUITY         QUALITY BOND       ALLOCATION
     EQUITY INCOME           BOND           ------------      ------------      ------------      ------------
    ---------------      -------------      MAY 24* THRU      MAY 16* THRU      MAY 31* THRU      MAY 19* THRU
     MAY 22* THRU        MAY 16* THRU         DEC. 31,          DEC. 31,          DEC. 31,          DEC. 31,
     DEC. 31, 1995       DEC. 31, 1995          1995              1995              1995              1995
    ---------------      -------------      ------------      ------------      ------------      ------------
      $    (5,128)         $    (611)       $    36,448        $    7,689        $   11,043        $   14,806
            4,548                 77                  0             2,971                59             1,216
          119,517              6,255                  0            98,274            24,417           105,233
    ---------------      -------------      ------------      ------------      ------------      ------------
          118,937              5,721             36,448           108,934            35,519           121,255
    ---------------      -------------      ------------      ------------      ------------      ------------
        1,345,090            181,092          4,622,415         1,878,920           901,185         1,673,289
          366,022             73,460         (1,620,326)          392,602           140,121           537,417
           (8,409)                 0            (50,663)          (44,091)           (2,913)          (10,725)
    ---------------      -------------      ------------      ------------      ------------      ------------
        1,702,703            254,552          2,951,426         2,227,431         1,038,393         2,199,981
    ---------------      -------------      ------------      ------------      ------------      ------------
        1,821,640            260,273          2,987,874         2,336,365         1,073,912         2,321,236
                0                  0                  0                 0                 0                 0
    ---------------      -------------      ------------      ------------      ------------      ------------
      $ 1,821,640          $ 260,273        $ 2,987,874        $2,336,365        $1,073,912        $2,321,236
    ===============      =============      =============     =============     =============     =============

--------------------------------------------------------------------------------

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Skandia Life Assurance Corporation Variable Account B -- Class 3 (the "Account") is a separate investment account of American Skandia Life Assurance Corporation ("American Skandia"). The Account is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust. The Account commenced operations May 1, 1995.

As of December 31, 1995, the Account consisted of twenty-five sub-accounts. These financial statements report on eight sub-accounts offered in the Galaxy Annuity. Each of the eight sub-accounts invests only in a single corresponding portfolio of either the Galaxy VIP Fund or the American Skandia Trust (the "Trusts"). Fleet Investment Advisors Inc. is the advisor for The Galaxy VIP Fund. American Skandia Investment Services, Incorporated is the investment manager for American Skandia Trust, while Rowe Price-Fleming International, Inc., Founders Asset Management, Inc., INVESCO Trust Company and Scudder, Stevens & Clark, Inc. are the sub-advisors. The investment advisors are paid fees for their services by the respective Trusts.

The following eight sub-accounts have commenced operations during 1995: the AST-T. Rowe Price International Equity on May 30, 1995; the AST-Founders Capital Appreciation on May 16, 1995; the AST-INVESCO Equity Income on May 22, 1995; the AST-Scudder International Bond on May 16, 1995; the VIP-Galaxy Money Market on May 24, 1995; the VIP-Galaxy Equity on May 16, 1995; the VIP-Galaxy High Quality Bond on May 31, 1995 and the VIP-Galaxy Asset Allocation on May 19, 1995.

2. VALUATION OF INVESTMENTS

The market value of the investments in the sub-accounts is based on the net asset values of the Trust shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3. INCOME TAXES

American Skandia does not expect to incur any Federal income tax liability on earnings, or realized capital gains attributable to the Account, therefore, no charges for Federal income taxes are currently deducted from the Account. If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states. The company does not anticipate that these will be significant. However, American Skandia may make charges to the Account in the event that the amount of these taxes change.

4. CONTRACT CHARGES

The following contract charges are paid to American Skandia:

          Mortality and Expense Risk Charges -- Charged daily against the Account at an annual rate of 0.85% of the net assets.

          Administrative Fees -- Charged daily against the Account at an annual rate of .15% of the net assets. A maintenance fee equaling the smaller of $35 or 2% of the current Account Value is deducted at the end of each contract year and on surrender.

          Transfer Fees -- Charged at a rate of $10 for each transfer after the fourth in each annuity year.

          Contingent Deferred Sales Charges are computed as set forth in the Galaxy Annuity. These charges may be imposed on the full, or partial surrender of certain contracts. There is no contingent deferred sales charge if all premiums were received at least seven complete years prior to the date of the full or partial surrender.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B -- CLASS 3
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

5. CHANGES IN THE UNITS OUTSTANDING

                                                    -----------------------------------------------------------------------------
                                                                         CLASS 3 SUB-ACCOUNTS INVESTING IN:
                                                    -----------------------------------------------------------------------------
                                                      AST - T. ROWE       AST - FOUNDERS      AST - INVESCO      AST - SCUDDER
                                                    PRICE INTL. EQUITY   CAP. APPRECIATION    EQUITY INCOME    INTERNATIONAL BOND
                                                    ------------------   -----------------   ---------------   ------------------
                                                       MAY 30* THRU        MAY 16* THRU       MAY 22* THRU        MAY 16* THRU
                                                      DEC. 31, 1995        DEC. 31, 1995      DEC. 31, 1995      DEC. 31, 1995
                                                    ------------------   -----------------   ---------------   ------------------
Units Outstanding Beginning of the Period.........              0                   0                  0                   0
Units Purchased...................................         76,823              63,628            122,816              17,411
Units Transferred Between Sub-accounts............        188,642             140,067             33,440               7,012
Units Surrendered.................................            (17)               (380)              (749)                 (1)
                                                         --------             -------            -------             -------
Units Outstanding End of the Period...............        265,448             203,315            155,507              24,422
                                                    ===============      ================    ===============   ================

                                                    -----------------------------------------------------------------------------
                                                                         CLASS 3 SUB-ACCOUNTS INVESTING IN:
                                                    -----------------------------------------------------------------------------
                                                       GAL - MONEY              GAL            GAL - HIGH         GAL - ASSET
                                                          MARKET              EQUITY          QUALITY BOND         ALLOCATION
                                                    ------------------   -----------------   ---------------   ------------------
                                                       MAY 24* THRU        MAY 16* THRU       MAY 31* THRU        MAY 19* THRU
                                                      DEC. 31, 1995        DEC. 31, 1995      DEC. 31, 1995      DEC. 31, 1995
                                                    ------------------   -----------------   ---------------   ------------------
Units Outstanding Beginning of the Period.........              0                   0                  0                   0
Units Purchased...................................        455,101             173,110             82,302             151,771
Units Transferred Between Sub-accounts............       (159,658)             36,280             12,855              48,932
Units Surrendered.................................         (4,948)             (4,084)              (262)               (962)
                                                         --------             -------            -------             -------
Units Outstanding End of the Period...............        290,495             205,306             94,895             199,741
                                                    ===============      ================    ===============   ================

--------------------------------------------------------------------------------
*Date Operations Commenced

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